MULDOON MURPHY & AGUGGIA LLP
ATTORNEYS AT LAW

5101 Wisconsin Avenue, N.W.
Washington, D.C. 20016

______

TEL: (202) 362-0840
FAX: (202) 966-9409

______

www.muldoonmurphy.com

August 8, 2007

VIA EDGAR
Mr. William Friar
Senior Financial Analyst
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, DC  20549

Re:	Bradford Bancorp, Inc.
Pre-effective Amendment No. 2 to Registration Statement on Form S-1
SEC File No. 333-143696

Dear Mr. Friar:

On behalf of Bradford Bancorp, Inc. (the “Company”), enclosed for filing is Pre-effective Amendment No. 2 to the Registration Statement on Form S-1 (the “Amended Registration Statement”), including exhibits, marked pursuant to Rule 472 under the Securities Act of 1933, as amended, to indicate changes from Pre-effective Amendment No. 1 to the Company Registration Statement on Form S-1 filed on July 27, 2007. The Amended Registration Statement is being filed solely to file certain exhibits, including Exhibit 99.1, the most current Appraisal Report of RP Financial, LC. As discussed, the current Appraisal Report is revised solely to incorporate the “adjusted minimum” concept as required by the Office of Thrift Supervision.

If you have any questions regarding this filing, please contact the undersigned at (202) 362-0840.

Very truly yours,

MULDOON MURPHY & AGUGGIA LLP

/s/ Sean P. Kehoe
Sean P. Kehoe

cc:                                 Dallas R. Arthur, Bradford Bancorp, Inc.